COMMITMENTS AND CONTINGENT LIABILITIES: (Details Narrative) € in Thousands, $ in Thousands	1 Months Ended		6 Months Ended
	Mar. 31, 2018 EUR (€)	Apr. 30, 2017 EUR (€)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 EUR (€)
Automated Production Line [Member]
Disclosure of contingent liabilities [line items]
Advances payments for automated production line | $			$ 6,200
Advance paid for automated production line | $			1,800
Additional amount recognized liability | $			1,700
Automated Production Line [Member] | Euro
Disclosure of contingent liabilities [line items]
Total automated production line amount		€ 7,500
Advances payments for automated production line				€ 5,250
Advance paid for automated production line				1,500
Additional amount recognized liability				1,500
Production Equipment [Member]
Disclosure of contingent liabilities [line items]
Advances payments for production equipment | $			$ 1,700
Production Equipment [Member] | Euro
Disclosure of contingent liabilities [line items]
Total estimated production equipment	€ 7,000
Advances payments for production equipment				€ 1,400